Subsequent Events	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 8 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855, “Subsequent Events”, the Company has analyzed its operations subsequent to June 30, 2018, and has determined it does not have any material subsequent events to disclose in these financial statements.

Note 8 – Subsequent Events

In accordance with ASC 855, “Subsequent Events”, the Company has analyzed its operations subsequent to September 30, 2018, and has determined it does not have any material subsequent events to disclose in these financial statements.